Operating Assets and Liabilities	6 Months Ended
Jun. 30, 2022
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 4—Operating Assets and Liabilities

4.1Prepaid expenses

	June 30,	December 31,
	2022	2021
	USD ‘000	USD ‘000
Insurance	189	483
Other	39	9
Total	228	492

4.2Other receivables

	June 30,	December 31,
	2022	2021
	USD ‘000	USD ‘000
Value added tax (“VAT”) receivable	138	139
Other	—	1
Total	138	140

4.3Cash and cash equivalents

As of June 30, 2022, the cash and cash equivalents of the Group are held primarily at two banks that each currently have Moody’s long-term deposit ratings of Aa3.

4.4Accrued liabilities

	June 30,	December 31,
	2022	2021
	USD ‘000	USD ‘000
Professional advisors	188	375
Other	348	163
Total	536	538